SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2020			2019
		Weighted			Weighted
	Options	average		Options	average
	(000’s)		exercise price	(000’s)	exercise price
Outstanding, January 1	8,316	C$	1.20	8,322	C$	1.27
Granted	6,255		0.56	3,491		1.01
Forfeited/Expired	(3,582)		0.78	(2,580)		1.33
Exercised	(1,280)		0.74	(917)		0.73
Outstanding, December 31	9,709	C$	1.00	8,316	C$	1.20
Exercisable, December 31	3,355	C$	1.65	5,210	C$	1.24

Disclosure of range of exercise prices of outstanding share options

		Weighted
		average
	Options	remaining	Options		Weighted
	outstanding	contractual life	exercisable		average
Range of exercise prices	(000’s)	(years)	(000’s)		exercise price
C$0.54 to $0.61	4,552	4.27	—	C$	—
C$0.62 to $1.07	2,080	3.79	526		0.97
C$1.08 to $1.59	641	2.72	522		1.37
C$1.60 to $1.90	1,379	2.07	1,250		1.61
C$1.91 to $2.19	1,057	0.61	1,057		2.18
	9,709	3.36	3,355	C$	1.65

Disclosure of detailed information about options, valuation assumptions

	2020	2019
Risk-free interest rate	0.45%	1.36%
Expected life (years)	3.11	3.05
Annualized volatility	62%	54%
Forfeiture rate	17%	15%

Earnings per share

	2020	2019
Income (loss) attributable to equity owners	$334	$(91,022)
Weighted average number of shares (000's)	337,834	273,380
Earnings (loss) per share ‒ basic	$0.00	$(0.33)

	2020	2019
Earnings (loss) attributable to equity owners	$334	$(91,022)

Weighted average number of shares (000's)	337,834	273,380
Effect of dilutive stock options, RSUs and DSUs	6,362	—
Weighted average diluted number of shares (000's)	344,196	273,380

Earnings (loss) per share ‒ diluted	$0.00	$(0.33)

Deferred share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2020			2019
			Weighted			Weighted
			average grant			average grant
	Number of		date fair value	Number of		date fair value
	units		($/unit)	units		($/unit)
Balance at January 1	946,150	C$	1.19	251,400	C$	1.59
Granted	2,167,939		0.57	732,550		1.05
Settled	(693,900)		0.69	(37,800)		1.16
Outstanding at December 31	2,420,189	C$	0.78	946,150	C$	1.19

Restricted share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2020			2019
		Weighted			Weighted
		average grant			average grant
	Number of	date fair value		Number of	date fair value
	units	($/unit)		units	($/unit)
Balance at January 1	1,243,530	C$	1.19	733,667	C$	1.59
Granted	1,636,000		0.56	2,429,640		1.02
Settled	(779,596)		1.10	(1,187,459)		1.14
Cancelled	(188,500)		1.02	(732,318)		1.16
Outstanding at December 31	1,911,434	C$	0.70	1,243,530	C$	1.19

Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2020			2019
					Weighted
		Weighted			average
		average grant			grant date fair
	Number of	date fair value		Number of	value
	units	($/unit)		units	($/unit)
Balance at January 1	531,000	C$	1.14	—	C$	—
Granted	1,510,700		0.56	531,000		1.14
Cancelled	(137,200)		0.89	—		—
Outstanding at December 31	1,904,500	C$	0.70	531,000	C$	1.14